Investment Objectives and Goals - (Eaton Vance Municipal Income Funds)	Jul. 31, 2025
(Eaton Vance Arizona Municipal Income Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Arizona state personal income tax.
(Eaton Vance Connecticut Municipal Income Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Connecticut state personal income tax.
(Eaton Vance Minnesota Municipal Income Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax and regular Minnesota state personal income tax.
(Eaton Vance Municipal Opportunities Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to maximize after-tax total return.
(Eaton Vance New Jersey Municipal Income Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax and New Jersey state personal income tax.
(Eaton Vance Pennsylvania Municipal Income Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to provide current income exempt from regular federal income tax and Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes.